Intangible assets, net (Tables)	12 Months Ended
Jan. 03, 2021
Disclosure of intangible assets [text block] [Abstract]
Schedule of intangible assets
Acquisition cost:	As of January 1, 2019		Additions	Disposals	As of December 31, 2019

Brand	Ps.	253,000	-	-	253,000
Customer relationships		64,000	-	-	64,000
Software		17,135	4,516	-	21,651
Brands and logo rights		6,209	1,399	-	7,608

	Ps.	340,344	5,915	-	346,259
Accumulated amortization:	As of January 1, 2019		Amortization expense	Eliminated on disposals	As of December 31, 2019

Customer relationships	Ps.	(24,533)	(6,400)	-	(30,933)
Software		-	(421)	-	(421)
Brands and logo rights		(3,712)	(228)	-	(3,940)

	Ps.	(28,245)	(7,049)	-	(35,294)
Acquisition cost:	As of December 31, 2019		Additions	Disposals	As of January 3, 2021

Brand	Ps.	253,000	-	-	253,000
Customer relationships		64,000	-	-	64,000
Software		21,651	24,333	-	45,984
Brands and logo rights		7,608	276	(2,491)	5,393

	Ps.	346,259	24,609	(2,491)	368,377
Accumulated amortization:	As of December 31, 2019		Amortization expense	Eliminated on disposals	As of January 3, 2021

Customer relationships	Ps.	(30,933)	(6,400)	-	(37,333)
Software		(421)	(6,675)	-	(7,096)
Brands and logo rights		(3,940)	(647)	-	(4,587)

	Ps.	(35,294)	(13,722)	-	(49,016)